JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a
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the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is
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© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.1%
Aerospace & Defense — 2.1%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	347,000	355,232
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	1,677,000	1,674,987
7.50%, 2/1/2029 (a)	1,255,000	1,310,059
8.75%, 11/15/2030 (a)	1,057,000	1,144,029
7.45%, 5/1/2034 (a)	100,000	107,268
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	713,000	677,108
4.13%, 4/15/2029 (a)	157,000	147,621
Moog, Inc. 4.25%, 12/15/2027 (a)	918,000	883,247
Spirit AeroSystems, Inc.
4.60%, 6/15/2028	485,000	464,479
9.38%, 11/30/2029 (a)	1,445,000	1,554,034
9.75%, 11/15/2030 (a)	472,000	524,346
TransDigm, Inc.
5.50%, 11/15/2027	2,063,000	2,045,277
6.75%, 8/15/2028 (a)	2,099,000	2,140,894
4.63%, 1/15/2029	1,470,000	1,394,395
6.38%, 3/1/2029 (a)	1,385,000	1,407,570
4.88%, 5/1/2029	1,248,000	1,189,675
6.88%, 12/15/2030 (a)	2,852,000	2,937,804
7.13%, 12/1/2031 (a)	354,000	367,961
6.00%, 1/15/2033 (a)	819,000	818,922
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	1,033,000	1,081,448
		22,226,356
Air Freight & Logistics — 0.1%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	322,000	319,239
Rand Parent LLC 8.50%, 2/15/2030 (a)	766,000	776,054
		1,095,293
Automobile Components — 2.2%
Adient Global Holdings Ltd. 8.25%, 4/15/2031 (a)	1,372,000	1,433,215
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	1,201,000	1,208,471
3.75%, 1/30/2031 (a)	259,000	232,801
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	775,000	774,833
5.00%, 10/1/2029	373,000	346,693
Clarios Global LP
8.50%, 5/15/2027 (a)	665,000	668,453
6.75%, 5/15/2028 (a)	1,846,000	1,891,408
Cooper-Standard Automotive, Inc. 13.50% (Cash), 3/31/2027 (a) (b)	307,000	325,176
Dana, Inc.
5.38%, 11/15/2027	299,000	297,163
5.63%, 6/15/2028	500,000	497,385
4.25%, 9/1/2030	389,000	347,657
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	513,000	406,141
Garrett Motion Holdings, Inc. 7.75%, 5/31/2032 (a)	811,000	817,598

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	749,000	740,940
5.00%, 7/15/2029	725,000	678,682
5.25%, 7/15/2031	22,000	20,242
5.63%, 4/30/2033	1,732,000	1,564,649
Icahn Enterprises LP
6.25%, 5/15/2026	1,789,000	1,763,061
5.25%, 5/15/2027	1,678,000	1,613,069
9.00%, 6/15/2030	758,000	752,418
IHO Verwaltungs GmbH (Germany)
6.37% (Cash), 5/15/2029 (a) (b)	454,000	437,546
7.75% (Cash), 11/15/2030 (a) (b)	658,000	658,700
8.00% (Cash), 11/15/2032 (a) (b)	364,000	368,550
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	331,000	351,317
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	931,000	888,304
Phinia, Inc. 6.75%, 4/15/2029 (a)	697,000	715,428
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	419,000	377,609
Tenneco, Inc. 8.00%, 11/17/2028 (a)	1,487,000	1,413,937
ZF North America Capital, Inc. (Germany)
6.88%, 4/14/2028 (a)	1,305,000	1,310,963
6.75%, 4/23/2030 (a)	956,000	932,963
		23,835,372
Automobiles — 0.4%
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%, 3/31/2029 (a)	949,000	932,362
Jaguar Land Rover Automotive plc (United Kingdom)
5.88%, 1/15/2028 (a)	1,085,000	1,078,175
5.50%, 7/15/2029 (a)	367,000	359,938
Mclaren Finance plc (United Kingdom) 7.50%, 8/1/2026 (a)	636,000	615,402
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	603,000	601,360
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	532,000	488,405
		4,075,642
Banks — 0.7%
Intesa Sanpaolo SpA (Italy)
5.71%, 1/15/2026 (a)	200,000	200,635
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (c)	2,177,000	1,928,294
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	256,000	204,671
Popular, Inc. (Puerto Rico) 7.25%, 3/13/2028	949,000	982,785
Standard Chartered plc (United Kingdom) (3-MONTH SOFR + 1.46%), 7.01%, 7/30/2037 (a) (c) (d) (e)	600,000	624,381
Texas Capital Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 4.00%, 5/6/2031 (c)	131,000	125,451
UniCredit SpA (Italy)
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	946,000	948,449
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (c)	2,036,000	1,997,170
Valley National Bancorp (3-MONTH CME TERM SOFR + 2.36%), 3.00%, 6/15/2031 (c)	200,000	174,521
Western Alliance Bancorp (3-MONTH CME TERM SOFR + 2.25%), 3.00%, 6/15/2031 (c)	472,000	446,182
		7,632,539

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — 0.1%
Primo Water Holdings, Inc. (Canada) 4.38%, 4/30/2029 (a)	555,000	521,869
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	681,000	677,401
		1,199,270
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	486,000	391,246
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	553,000	504,528
		895,774
Broadline Retail — 1.4%
ANGI Group LLC 3.88%, 8/15/2028 (a)	651,000	591,055
Getty Images, Inc. 9.75%, 3/1/2027 (a)	295,000	294,190
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	232,000	229,729
3.50%, 3/1/2029 (a)	800,000	741,917
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	232,000	213,022
Kohl's Corp.
4.62%, 5/1/2031 (f)	467,000	377,542
5.55%, 7/17/2045	328,000	210,231
Liberty Interactive LLC
8.50%, 7/15/2029	124,000	65,742
8.25%, 2/1/2030	500,000	250,975
Macy's Retail Holdings LLC
5.88%, 4/1/2029 (a)	558,000	545,802
5.88%, 3/15/2030 (a)	490,000	471,381
6.13%, 3/15/2032 (a)	433,000	413,732
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	485,000	472,745
4.63%, 6/1/2028 (a)	972,000	932,192
4.13%, 8/1/2030 (a)	395,000	357,501
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	277,000	200,860
NMG Holding Co., Inc. 8.50%, 10/1/2028 (a)	1,027,000	1,042,693
Nordstrom, Inc.
4.38%, 4/1/2030	950,000	868,011
4.25%, 8/1/2031	242,000	212,999
5.00%, 1/15/2044	956,000	733,722
QVC, Inc.
5.45%, 8/15/2034	845,000	547,466
5.95%, 3/15/2043	55,000	32,627
Rakuten Group, Inc. (Japan)
11.25%, 2/15/2027 (a)	1,545,000	1,684,416
9.75%, 4/15/2029 (a)	2,615,000	2,856,063
Shutterfly LLC 8.50%, 10/1/2026 (a)	259,000	103,600
Wayfair LLC 7.25%, 10/31/2029 (a)	626,000	634,384
		15,084,597
Building Products — 1.9%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	390,000	241,693
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	683,000	672,125

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	417,000	443,888
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	674,000	650,918
4.25%, 2/1/2032 (a)	871,000	793,423
6.38%, 6/15/2032 (a)	1,235,000	1,262,433
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	691,000	680,935
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029 (a)	272,000	229,173
9.50%, 8/15/2029 (a)	288,000	286,769
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	402,000	365,298
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	507,000	512,978
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	2,556,000	2,584,246
6.75%, 7/15/2031 (a)	77,000	78,971
Griffon Corp. 5.75%, 3/1/2028	665,000	656,844
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	257,000	246,927
7.00%, 9/1/2032 (a)	333,000	324,775
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	549,000	563,008
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	283,000	288,087
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	559,000	536,562
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	580,000	561,601
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	602,000	573,438
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	1,778,000	1,891,696
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	787,000	773,422
4.75%, 1/15/2028 (a)	770,000	748,283
4.38%, 7/15/2030 (a)	2,152,000	2,001,837
6.50%, 8/15/2032 (a)	223,000	228,093
Summit Materials LLC
5.25%, 1/15/2029 (a)	482,000	485,814
7.25%, 1/15/2031 (a)	914,000	975,629
Wilsonart LLC 11.00%, 8/15/2032 (a)	502,000	495,888
		20,154,754
Capital Markets — 1.1%
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	1,094,000	1,135,853
Aretec Group, Inc.
7.50%, 4/1/2029 (a)	762,000	761,958
10.00%, 8/15/2030 (a)	148,000	163,816
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	216,000	212,134
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	580,000	526,444
3.63%, 10/1/2031 (a)	901,000	782,141
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	1,381,000	1,334,334
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	971,000	1,066,424
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	786,000	793,350
Hightower Holding LLC 9.13%, 1/31/2030 (a)	643,000	680,320

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Jane Street Group
4.50%, 11/15/2029 (a)	659,000	627,234
7.13%, 4/30/2031 (a)	1,669,000	1,736,798
6.13%, 11/1/2032 (a)	123,000	123,497
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	919,000	971,888
VFH Parent LLC 7.50%, 6/15/2031 (a)	459,000	473,384
		11,389,575
Chemicals — 2.9%
Ashland, Inc. 3.38%, 9/1/2031 (a)	454,000	395,682
Avient Corp.
7.13%, 8/1/2030 (a)	788,000	816,421
6.25%, 11/1/2031 (a)	425,000	429,659
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	188,000	197,156
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	692,000	678,680
3.38%, 2/15/2029 (a)	314,000	288,752
Cerdia Finanz GmbH (Germany) 9.38%, 10/3/2031 (a)	1,412,000	1,474,252
Chemours Co. (The)
5.38%, 5/15/2027	327,000	321,423
5.75%, 11/15/2028 (a)	1,265,000	1,197,097
Consolidated Energy Finance SA (Switzerland) 12.00%, 2/15/2031 (a)	1,008,000	1,011,535
CVR Partners LP 6.13%, 6/15/2028 (a)	433,000	421,527
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,147,000	1,101,110
FXI Holdings, Inc. 12.25%, 11/15/2026 (a)	839,000	828,571
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	429,000	413,322
HB Fuller Co. 4.25%, 10/15/2028	498,000	471,807
Illuminate Buyer LLC 9.00%, 7/1/2028 (a)	487,000	494,142
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	550,000	558,210
7.50%, 4/15/2029 (a)	360,000	372,458
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	400,000	425,328
Ingevity Corp. 3.88%, 11/1/2028 (a)	603,000	559,892
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	561,000	545,200
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a)	219,000	226,165
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	240,000	241,981
Methanex Corp. (Canada)
5.25%, 12/15/2029	379,000	370,421
5.65%, 12/1/2044	272,000	242,772
Methanex US Operations, Inc. 6.25%, 3/15/2032 (a)	1,155,000	1,152,538
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	75,000	72,844
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	180,000	176,851
4.25%, 5/15/2029 (a)	934,000	865,455
9.00%, 2/15/2030 (a)	227,000	245,605
7.00%, 12/1/2031 (a)	1,130,000	1,154,779
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	275,000	255,167
OCI NV (Netherlands) 6.70%, 3/16/2033 (a)	342,000	344,989

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Olin Corp.
5.13%, 9/15/2027	1,252,000	1,235,817
5.00%, 2/1/2030	125,000	120,068
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (a)	962,000	903,321
9.75%, 11/15/2028 (a)	1,606,000	1,707,268
7.25%, 6/15/2031 (a)	566,000	580,252
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	403,000	432,474
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	539,000	539,796
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	493,000	470,248
6.63%, 5/1/2029 (a)	813,000	791,460
SCIL IV LLC 5.38%, 11/1/2026 (a)	604,000	598,139
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	46,000	43,331
4.00%, 4/1/2031	177,000	158,026
4.38%, 2/1/2032	837,000	749,258
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	185,000	174,913
SNF Group SACA (France)
3.13%, 3/15/2027 (a)	200,000	190,586
3.38%, 3/15/2030 (a)	321,000	286,785
Trinseo Materials Operating SCA 5.13%, 4/1/2029 (a)	553,000	293,040
Tronox, Inc. 4.63%, 3/15/2029 (a)	898,000	827,218
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	706,000	667,962
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	286,000	281,069
5.63%, 8/15/2029 (a)	492,000	460,087
7.38%, 3/1/2031 (a)	981,000	1,015,986
		30,878,895
Commercial Services & Supplies — 2.8%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	385,000	357,555
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	89,000	83,382
4.88%, 7/15/2032 (a)	1,213,000	1,129,010
Allied Universal Holdco LLC
9.75%, 7/15/2027 (a)	1,288,000	1,299,466
4.63%, 6/1/2028 (a)	1,593,000	1,501,209
6.00%, 6/1/2029 (a)	636,000	583,661
7.88%, 2/15/2031 (a)	1,490,000	1,525,752
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	182,000	169,125
4.75%, 10/15/2029 (a)	187,000	179,177
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,132,000	1,108,307
Brink's Co. (The)
4.63%, 10/15/2027 (a)	423,000	412,079
6.50%, 6/15/2029 (a)	888,000	905,424
Clean Harbors, Inc. 6.38%, 2/1/2031 (a)	1,362,000	1,386,400

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
CoreCivic, Inc. 8.25%, 4/15/2029	346,000	367,454
Deluxe Corp. 8.00%, 6/1/2029 (a)	421,000	407,177
Enviri Corp. 5.75%, 7/31/2027 (a)	568,000	545,771
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	63,000	61,356
7.75%, 2/15/2028 (a)	576,000	597,231
6.00%, 6/1/2029 (a)	976,000	926,491
8.25%, 8/1/2032 (a)	781,000	795,741
GEO Group, Inc. (The) 10.25%, 4/15/2031	805,000	881,232
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	190,000	180,824
3.50%, 9/1/2028 (a)	245,000	231,368
4.75%, 6/15/2029 (a)	930,000	899,543
6.75%, 1/15/2031 (a)	1,670,000	1,731,863
Madison IAQ LLC
4.13%, 6/30/2028 (a)	342,000	327,259
5.88%, 6/30/2029 (a)	1,065,000	1,017,051
Matthews International Corp. 8.63%, 10/1/2027 (a)	235,000	246,478
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a)	816,000	816,967
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	2,591,000	2,592,599
3.38%, 8/31/2027 (a)	373,000	350,692
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	579,000	579,103
Reworld Holding Corp. 5.00%, 9/1/2030	789,000	737,263
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a)	940,000	965,601
10.88%, 8/1/2029 (a)	123,000	125,438
Steelcase, Inc. 5.13%, 1/18/2029	355,000	345,157
Stericycle, Inc. 3.88%, 1/15/2029 (a)	245,000	237,787
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	115,000	111,416
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	641,000	640,236
Waste Management, Inc. 3.88%, 1/15/2029 (a)	557,000	540,601
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	224,000	223,655
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	14,000	13,473
6.63%, 6/15/2029 (a)	64,000	65,099
7.38%, 10/1/2031 (a)	1,074,000	1,114,297
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	770,000	793,199
		30,109,969
Communications Equipment — 0.5%
Ciena Corp. 4.00%, 1/31/2030 (a)	343,000	315,869
CommScope LLC
6.00%, 3/1/2026 (a)	1,263,000	1,240,349
8.25%, 3/1/2027 (a)	812,000	753,283
4.75%, 9/1/2029 (a)	596,000	493,190
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	1,055,000	1,031,982

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Communications Equipment — continued
Viasat, Inc. 5.63%, 4/15/2027 (a)	1,213,000	1,157,383
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	144,000	131,524
		5,123,580
Construction & Engineering — 0.7%
AECOM 5.13%, 3/15/2027	939,000	932,216
Arcosa, Inc.
4.38%, 4/15/2029 (a)	642,000	608,502
6.88%, 8/15/2032 (a)	256,000	263,774
Artera Services LLC 8.50%, 2/15/2031 (a)	606,000	602,158
ATP Tower Holdings LLC (Chile) 4.05%, 4/27/2026 (a)	277,000	266,477
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	1,142,000	1,211,563
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	400,000	399,027
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	326,000	307,664
Fluor Corp. 4.25%, 9/15/2028	432,000	417,178
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	317,000	308,034
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	573,000	531,257
HTA Group Ltd. (Tanzania, United Republic of) 7.50%, 6/4/2029 (a)	213,000	216,536
Pike Corp.
5.50%, 9/1/2028 (a)	692,000	677,185
8.63%, 1/31/2031 (a)	147,000	157,270
Railworks Holdings LP 8.25%, 11/15/2028 (a)	256,000	261,764
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	475,000	528,891
Weekley Homes LLC 4.88%, 9/15/2028 (a)	205,000	195,764
		7,885,260
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	323,000	338,750
Consumer Finance — 2.3%
Ally Financial, Inc. 6.70%, 2/14/2033	1,189,000	1,226,138
Azorra Finance Ltd. (Cayman Islands) 7.75%, 4/15/2030 (a)	332,000	333,557
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	873,000	937,426
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a)	138,000	138,571
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	128,000	108,823
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	760,000	809,587
Encore Capital Group, Inc.
9.25%, 4/1/2029 (a)	579,000	622,126
8.50%, 5/15/2030 (a)	210,000	222,304
Enova International, Inc. 11.25%, 12/15/2028 (a)	1,307,000	1,419,898
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	309,000	259,946
FirstCash, Inc.
4.63%, 9/1/2028 (a)	754,000	723,577
5.63%, 1/1/2030 (a)	370,000	360,605
GGAM Finance Ltd. (Ireland) 8.00%, 2/15/2027 (a)	1,992,000	2,063,491
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 8.75%, 9/1/2027 (a)	867,000	889,438
goeasy Ltd. (Canada)
9.25%, 12/1/2028 (a)	828,000	886,209
7.63%, 7/1/2029 (a)	713,000	739,824
LFS Topco LLC 5.88%, 10/15/2026 (a)	315,000	309,614

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Navient Corp.
5.00%, 3/15/2027	176,000	173,648
4.88%, 3/15/2028	1,477,000	1,417,027
5.50%, 3/15/2029	606,000	580,215
9.38%, 7/25/2030	97,000	106,859
11.50%, 3/15/2031	47,000	53,483
5.63%, 8/1/2033	958,000	855,569
OneMain Finance Corp.
7.13%, 3/15/2026	541,000	552,684
3.50%, 1/15/2027	823,000	790,649
6.63%, 1/15/2028	91,000	92,833
3.88%, 9/15/2028	952,000	888,087
9.00%, 1/15/2029	1,460,000	1,553,880
5.38%, 11/15/2029	1,681,000	1,636,219
7.88%, 3/15/2030	324,000	342,206
4.00%, 9/15/2030	448,000	402,439
7.50%, 5/15/2031	314,000	326,938
PRA Group, Inc.
5.00%, 10/1/2029 (a)	306,000	281,471
8.88%, 1/31/2030 (a)	634,000	666,400
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	473,000	462,099
SLM Corp. 3.13%, 11/2/2026	356,000	338,828
Synchrony Financial 7.25%, 2/2/2033	1,144,000	1,206,221
		24,778,889
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	865,000	836,956
4.63%, 1/15/2027 (a)	424,000	415,533
5.88%, 2/15/2028 (a)	2,029,000	2,017,319
6.50%, 2/15/2028 (a)	2,136,000	2,172,923
4.88%, 2/15/2030 (a)	1,987,000	1,913,722
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	151,000	124,016
KeHE Distributors LLC 9.00%, 2/15/2029 (a)	734,000	768,447
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	2,191,000	2,060,086
6.13%, 9/15/2032 (a)	293,000	295,598
Rite Aid Corp.
8.00%, 10/18/2024 ‡	78,094	—
8.00%, 11/15/2026 ‡ (g)	279,000	—
(3-MONTH CME TERM SOFR + 7.00%), 12.06%, 8/30/2031 ‡ (a) (c)	27,437	24,693
Series A, 15.00% (PIK), 8/30/2031 ‡ (b)	78,025	47,251
Series B, 15.00% (PIK), 8/30/2031 ‡ (b)	36,908	—
Safeway, Inc. 7.25%, 2/1/2031	252,000	260,106
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	635,000	624,979
US Foods, Inc.
6.88%, 9/15/2028 (a)	310,000	320,313
4.75%, 2/15/2029 (a)	1,518,000	1,464,651

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
7.25%, 1/15/2032 (a)	289,000	301,662
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	342,000	330,994
8.13%, 8/15/2029	206,000	207,427
3.20%, 4/15/2030	1,403,000	1,139,911
4.50%, 11/18/2034	1,264,000	996,909
4.65%, 6/1/2046	316,000	198,796
		16,522,292
Containers & Packaging — 2.5%
ARD Finance SA (Luxembourg) 6.50% (Cash), 6/30/2027 (a) (b)	939,000	194,842
Ardagh Metal Packaging Finance USA LLC
6.00%, 6/15/2027 (a)	375,000	373,532
4.00%, 9/1/2029 (a)	1,584,000	1,375,953
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	800,000	681,764
5.25%, 8/15/2027 (a)	2,158,000	1,278,615
Ball Corp.
4.88%, 3/15/2026	597,000	594,903
6.88%, 3/15/2028	1,763,000	1,823,125
6.00%, 6/15/2029	451,000	458,780
2.88%, 8/15/2030	221,000	194,110
Berry Global, Inc. 5.63%, 7/15/2027 (a)	337,000	336,558
Cascades, Inc. (Canada) 5.38%, 1/15/2028 (a)	350,000	344,189
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	1,151,000	1,156,776
8.75%, 4/15/2030 (a)	594,000	596,118
Crown Americas LLC
4.75%, 2/1/2026	923,000	915,186
5.25%, 4/1/2030	537,000	530,035
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	207,000	216,018
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	398,000	393,394
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	81,000	79,410
3.50%, 3/15/2028 (a)	651,000	611,889
6.38%, 7/15/2032 (a)	794,000	808,772
Intelligent Packaging Ltd. Finco, Inc. (Canada) 6.00%, 9/15/2028 (a)	368,000	363,828
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	203,000	185,241
LABL, Inc.
10.50%, 7/15/2027 (a)	75,000	73,878
9.50%, 11/1/2028 (a)	291,000	294,017
8.25%, 11/1/2029 (a)	631,000	546,794
8.63%, 10/1/2031 (a)	1,315,000	1,239,971
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	2,766,000	2,831,545
9.25%, 4/15/2027 (a)	408,000	417,628
OI European Group BV 4.75%, 2/15/2030 (a)	19,000	17,335

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027 (a)	1,030,000	1,028,330
7.25%, 5/15/2031 (a)	42,000	41,842
7.38%, 6/1/2032 (a)	466,000	459,590
Pactiv Evergreen Group Issuer LLC 4.38%, 10/15/2028 (a)	1,216,000	1,151,013
Sealed Air Corp.
4.00%, 12/1/2027 (a)	15,000	14,385
6.13%, 2/1/2028 (a)	673,000	679,595
6.50%, 7/15/2032 (a)	471,000	479,530
6.88%, 7/15/2033 (a)	1,046,000	1,109,138
Silgan Holdings, Inc. 4.13%, 2/1/2028	542,000	521,282
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	198,000	219,792
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (f)	1,510,000	1,506,937
		26,145,640
Distributors — 0.5%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	716,000	687,447
3.88%, 11/15/2029 (a)	141,000	130,448
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	201,000	201,508
Dealer Tire LLC 8.00%, 2/1/2028 (a)	393,000	390,564
Gates Corp. 6.88%, 7/1/2029 (a)	226,000	231,954
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	772,000	784,185
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	664,000	683,621
7.75%, 3/15/2031 (a)	466,000	492,864
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	300,000	313,200
Verde Purchaser LLC 10.50%, 11/30/2030 (a)	587,000	629,305
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	630,000	669,305
		5,214,401
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	210,000	206,393
Belron UK Finance plc (United Kingdom) 5.75%, 10/15/2029 (a)	418,000	418,523
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	85,000	78,532
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	460,000	462,638
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	497,000	478,670
Service Corp. International
4.63%, 12/15/2027	934,000	918,071
3.38%, 8/15/2030	1,691,000	1,512,406
5.75%, 10/15/2032	418,000	416,451
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	162,000	98,659
Sotheby's 7.38%, 10/15/2027 (a)	731,000	722,844
StoneMor, Inc. 8.50%, 5/15/2029 (a)	417,000	375,483
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	1,448,000	1,498,681
WW International, Inc. 4.50%, 4/15/2029 (a)	394,000	90,602
		7,277,953

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — 0.5%
Global Net Lease, Inc. 3.75%, 12/15/2027 (a)	132,000	122,157
Necessity Retail REIT, Inc. 4.50%, 9/30/2028 (a)	395,000	366,781
Uniti Group LP
10.50%, 2/15/2028 (a)	3,231,000	3,432,595
4.75%, 4/15/2028 (a)	486,000	454,368
6.50%, 2/15/2029 (a)	478,000	419,207
Vornado Realty LP
2.15%, 6/1/2026	50,000	47,634
3.40%, 6/1/2031	453,000	391,758
		5,234,500
Diversified Telecommunication Services — 5.4%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	2,585,000	2,063,627
5.75%, 8/15/2029 (a)	200,000	151,506
Altice France SA (France)
8.13%, 2/1/2027 (a)	941,000	790,790
5.50%, 1/15/2028 (a)	1,716,000	1,330,901
5.13%, 1/15/2029 (a)	305,000	230,768
5.13%, 7/15/2029 (a)	1,511,000	1,151,497
5.50%, 10/15/2029 (a)	1,835,000	1,411,010
British Telecommunications plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.25%, 11/23/2081 (a) (c)	330,000	319,731
CCO Holdings LLC
5.13%, 5/1/2027 (a)	2,450,000	2,416,908
5.38%, 6/1/2029 (a)	2,863,000	2,787,817
6.38%, 9/1/2029 (a)	1,315,000	1,321,328
4.75%, 3/1/2030 (a)	2,999,000	2,786,682
4.50%, 8/15/2030 (a)	1,724,000	1,568,883
4.25%, 2/1/2031 (a)	2,360,000	2,113,312
7.38%, 3/1/2031 (a)	2,470,000	2,563,269
4.75%, 2/1/2032 (a)	2,065,000	1,858,215
4.50%, 5/1/2032	808,000	713,904
4.50%, 6/1/2033 (a)	1,139,000	987,915
4.25%, 1/15/2034 (a)	977,000	814,616
Consolidated Communications, Inc.
5.00%, 10/1/2028 (a)	115,000	107,991
6.50%, 10/1/2028 (a)	686,000	667,637
Embarq Corp. 8.00%, 6/1/2036	952,000	470,246
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	536,000	536,641
5.00%, 5/1/2028 (a)	392,000	388,031
6.75%, 5/1/2029 (a)	1,947,000	1,971,669
5.88%, 11/1/2029	350,000	350,514
6.00%, 1/15/2030 (a)	1,176,000	1,181,562
8.75%, 5/15/2030 (a)	649,000	691,493
8.63%, 3/15/2031 (a)	1,146,000	1,234,454
Iliad Holding SASU (France)
6.50%, 10/15/2026 (a)	924,000	939,498

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
7.00%, 10/15/2028 (a)	446,000	452,919
8.50%, 4/15/2031 (a)	552,000	587,711
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	2,349,000	2,183,087
Level 3 Financing, Inc.
10.50%, 4/15/2029 (a)	199,000	222,633
4.88%, 6/15/2029 (a)	149,000	130,175
3.75%, 7/15/2029 (a)	54,000	42,209
11.00%, 11/15/2029 (a)	435,000	494,280
10.50%, 5/15/2030 (a)	775,000	850,561
3.88%, 10/15/2030 (a)	388,000	309,430
10.75%, 12/15/2030 (a)	1,856,000	2,088,000
4.00%, 4/15/2031 (a)	1,728,000	1,369,440
10.00%, 10/15/2032 (a)	23,520	23,463
Lumen Technologies, Inc.
4.13%, 4/15/2030 (a)	455,000	401,503
Series P, 7.60%, 9/15/2039	744,000	600,457
Series U, 7.65%, 3/15/2042	289,000	234,951
Optics Bidco SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	200,000	200,082
6.00%, 9/30/2034 (a)	387,000	375,413
7.72%, 6/4/2038 (a)	895,000	940,906
Sable International Finance Ltd. (Panama) 7.13%, 10/15/2032 (a)	312,000	312,041
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	59,000	59,512
7.72%, 6/4/2038	1,389,000	1,472,558
Telesat Canada (Canada)
5.63%, 12/6/2026 (a)	700,000	357,235
4.88%, 6/1/2027 (a)	52,000	25,241
Virgin Media Finance plc (United Kingdom) 5.00%, 7/15/2030 (a)	203,000	173,142
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	2,505,000	2,377,835
4.50%, 8/15/2030 (a)	2,196,000	1,939,391
Windstream Escrow LLC 7.75%, 8/15/2028 ‡	1,353	17
Windstream Services LLC
7.75%, 8/15/2028 (a)	1,233,000	1,242,674
8.25%, 10/1/2031 (a)	500,000	522,040
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)	1,740,000	1,640,744
6.13%, 3/1/2028 (a)	95,000	87,638
		57,639,703
Electric Utilities — 1.8%
Alpha Generation LLC 6.75%, 10/15/2032 (a)	967,000	979,710
California Buyer Ltd. (Spain) 6.38%, 2/15/2032 (a)	369,000	369,419
Edison International
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	568,000	595,561
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.66%), 7.88%, 6/15/2054 (c)	260,000	272,457
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	1,229,000	1,241,520

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 7.63%, 12/15/2054 (a) (c)	114,000	117,871
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	170,000	156,723
NextEra Energy Operating Partners LP
4.50%, 9/15/2027 (a)	503,000	478,406
7.25%, 1/15/2029 (a)	881,000	901,569
NRG Energy, Inc.
5.75%, 1/15/2028	484,000	484,525
3.38%, 2/15/2029 (a)	276,000	252,392
5.25%, 6/15/2029 (a)	1,936,000	1,898,463
5.75%, 7/15/2029 (a)	1,566,000	1,550,279
3.88%, 2/15/2032 (a)	563,000	501,640
Pattern Energy Operations LP 4.50%, 8/15/2028 (a)	616,000	587,309
PG&E Corp.
5.25%, 7/1/2030	990,000	972,697
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	1,750,000	1,808,540
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	1,073,000	1,070,918
5.63%, 2/15/2027 (a)	164,000	164,002
5.00%, 7/31/2027 (a)	87,000	86,189
4.38%, 5/1/2029 (a)	974,000	929,386
7.75%, 10/15/2031 (a)	1,949,000	2,070,029
6.88%, 4/15/2032 (a)	1,425,000	1,478,229
		18,967,834
Electrical Equipment — 0.4%
Atkore, Inc. 4.25%, 6/1/2031 (a)	319,000	289,838
EnerSys 6.63%, 1/15/2032 (a)	569,000	581,818
Sensata Technologies BV
4.00%, 4/15/2029 (a)	1,015,000	946,544
5.88%, 9/1/2030 (a)	1,072,000	1,062,748
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	989,000	941,868
		3,822,816
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,025,000	988,748
Crane NXT Co. 4.20%, 3/15/2048	276,000	191,463
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	391,000	399,970
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	90,000	83,475
3.75%, 2/15/2031 (a)	343,000	306,494
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	394,000	368,296
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	353,000	362,164
		2,700,610
Energy Equipment & Services — 1.9%
Archrock Partners LP
6.88%, 4/1/2027 (a)	607,000	609,719
6.25%, 4/1/2028 (a)	962,000	965,569

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
Borr IHC Ltd. (Mexico)
10.00%, 11/15/2028 (a)	316,049	313,362
10.38%, 11/15/2030 (a)	1,235,941	1,230,887
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	565,000	564,625
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	434,000	453,163
Enerflex Ltd. (Canada) 9.00%, 10/15/2027 (a)	439,000	458,229
Global Marine, Inc. 7.00%, 6/1/2028	204,000	193,865
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	237,000	256,097
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	730,000	754,611
Nabors Industries Ltd. 7.50%, 1/15/2028 (a)	200,000	193,885
Nabors Industries, Inc.
7.38%, 5/15/2027 (a)	770,000	771,120
8.88%, 8/15/2031 (a)	969,000	936,173
Nine Energy Service, Inc. 13.00%, 2/1/2028	290,000	217,465
Noble Finance II LLC 8.00%, 4/15/2030 (a)	1,155,000	1,182,804
Oceaneering International, Inc. 6.00%, 2/1/2028	134,000	133,002
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	315,000	315,343
Seadrill Finance Ltd. (Norway) 8.38%, 8/1/2030 (a)	661,000	676,782
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	129,000	130,070
Star Holding LLC 8.75%, 8/1/2031 (a)	328,000	322,535
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	455,400	457,693
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	32,000	32,935
Transocean, Inc.
8.00%, 2/1/2027 (a)	1,749,000	1,748,258
8.25%, 5/15/2029 (a)	560,000	565,132
8.75%, 2/15/2030 (a)	792,200	825,269
7.50%, 4/15/2031	505,000	478,306
6.80%, 3/15/2038	337,000	282,033
USA Compression Partners LP 6.88%, 9/1/2027	1,490,000	1,499,442
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,015,000	1,033,738
Vallourec SACA (France) 7.50%, 4/15/2032 (a)	691,000	722,180
Viridien (France) 8.75%, 4/1/2027 (a)	286,000	279,276
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	1,386,000	1,443,559
		20,047,127
Entertainment — 0.6%
Allen Media LLC 10.50%, 2/15/2028 (a)	819,000	360,360
AMC Entertainment Holdings, Inc.
10.00% (Cash), 6/15/2026 (a) (b)	448,000	455,211
7.50%, 2/15/2029 (a)	921,000	821,563
Banijay Entertainment SAS (France) 8.13%, 5/1/2029 (a)	389,000	405,092
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	33,000	32,261
7.00%, 8/1/2032 (a)	935,000	968,257
Lions Gate Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	179,000	157,918
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	406,000	312,436
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	406,000	411,987

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
4.75%, 10/15/2027 (a)	1,934,000	1,893,132
Odeon Finco plc (United Kingdom) 12.75%, 11/1/2027 (a)	305,000	320,175
ROBLOX Corp. 3.88%, 5/1/2030 (a)	783,000	711,666
		6,850,058
Financial Services — 2.7%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	125,000	124,918
Benteler International AG (Austria) 10.50%, 5/15/2028 (a)	451,000	472,573
Block, Inc.
2.75%, 6/1/2026	1,005,000	970,590
3.50%, 6/1/2031	307,000	275,804
6.50%, 5/15/2032 (a)	1,866,000	1,914,469
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	1,849,000	1,952,797
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	1,412,000	1,509,967
Freedom Mortgage Corp.
7.63%, 5/1/2026 (a)	1,835,000	1,848,617
6.63%, 1/15/2027 (a)	142,000	141,651
12.25%, 10/1/2030 (a)	924,000	1,025,919
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a)	283,000	293,264
9.13%, 5/15/2031 (a)	203,000	210,432
Jefferies Finance LLC
5.00%, 8/15/2028 (a)	976,000	912,355
6.63%, 10/15/2031 (a)	200,000	201,243
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	189,000	188,338
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	685,000	594,136
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	917,000	896,351
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	390,000	372,450
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026 (a)	560,000	555,452
6.00%, 1/15/2027 (a)	1,128,000	1,127,989
5.50%, 8/15/2028 (a)	1,317,000	1,293,935
6.50%, 8/1/2029 (a)	24,000	24,241
5.75%, 11/15/2031 (a)	47,000	45,673
7.13%, 2/1/2032 (a)	772,000	796,449
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,220,000	1,335,059
Oxford Finance LLC 6.38%, 2/1/2027 (a)	315,000	310,980
Paysafe Finance plc 4.00%, 6/15/2029 (a)	158,000	146,115
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (a)	5,000	4,988
7.88%, 12/15/2029 (a)	1,090,000	1,152,082
7.13%, 11/15/2030 (a)	97,000	99,509
5.75%, 9/15/2031 (a)	753,000	729,322
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (a)	393,000	380,389
Provident Funding Associates LP 9.75%, 9/15/2029 (a)	314,000	326,786
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,096,000	1,046,093
3.63%, 3/1/2029 (a)	93,000	85,822

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
3.88%, 3/1/2031 (a)	265,000	237,169
4.00%, 10/15/2033 (a)	1,733,000	1,507,154
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	897,000	927,660
Stena International SA (Sweden) 7.25%, 1/15/2031 (a)	1,198,000	1,235,569
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (a)	750,000	744,606
5.50%, 4/15/2029 (a)	546,000	528,268
		28,547,184
Food Products — 1.5%
B&G Foods, Inc.
5.25%, 9/15/2027	605,000	578,161
8.00%, 9/15/2028 (a)	469,000	482,605
Chobani Holdco II LLC 8.75% (PIK), 10/1/2029 (a) (b)	200,000	211,256
Chobani LLC
4.63%, 11/15/2028 (a)	607,000	588,232
7.63%, 7/1/2029 (a)	460,000	484,208
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	1,022,000	1,010,469
6.00%, 6/15/2030 (a)	362,000	360,739
Fiesta Purchaser, Inc. 9.63%, 9/15/2032 (a)	742,000	782,675
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	464,000	454,583
4.13%, 1/31/2030 (a)	1,003,000	934,072
4.38%, 1/31/2032 (a)	223,000	204,195
Pilgrim's Pride Corp.
4.25%, 4/15/2031	1,451,000	1,353,448
3.50%, 3/1/2032	405,000	356,030
6.25%, 7/1/2033	677,000	709,543
6.88%, 5/15/2034	151,000	164,933
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	158,000	159,482
5.50%, 12/15/2029 (a)	1,513,000	1,475,395
4.63%, 4/15/2030 (a)	1,582,000	1,483,391
4.50%, 9/15/2031 (a)	1,513,000	1,377,800
6.25%, 10/15/2034 (a)	738,000	729,279
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	200,000	198,756
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	872,000	807,625
TreeHouse Foods, Inc. 4.00%, 9/1/2028	512,000	463,250
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	702,000	688,892
		16,059,019
Gas Utilities — 0.4%
AltaGas Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.20%, 10/15/2054 (a) (c)	702,000	716,900
AmeriGas Partners LP
5.88%, 8/20/2026	1,254,000	1,232,462
5.75%, 5/20/2027	50,000	48,004
9.38%, 6/1/2028 (a)	12,000	12,334

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — continued
Ferrellgas LP
5.38%, 4/1/2026 (a)	1,104,000	1,093,939
5.88%, 4/1/2029 (a)	143,000	133,942
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	814,000	740,654
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	562,000	517,750
		4,495,985
Ground Transportation — 1.0%
Albion Financing 1 SARL (Luxembourg) 6.13%, 10/15/2026 (a)	815,000	815,456
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	688,000	683,617
4.75%, 4/1/2028 (a)	213,000	201,856
5.38%, 3/1/2029 (a)	1,110,000	1,053,382
8.25%, 1/15/2030 (a)	191,000	198,677
8.00%, 2/15/2031 (a)	228,000	237,221
Brightline East LLC 11.00%, 1/31/2030 (a)	1,087,000	1,018,271
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	1,027,000	1,071,087
8.63%, 5/15/2032 (a)	384,000	402,338
8.00%, 3/15/2033 (a)	382,000	391,097
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	535,000	495,076
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	179,000	179,985
GN Bondco LLC 9.50%, 10/15/2031 (a)	863,000	918,483
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	12,000	10,382
12.63%, 7/15/2029 (a)	318,000	345,216
5.00%, 12/1/2029 (a)	571,000	394,284
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	722,000	686,792
Watco Cos. LLC 7.13%, 8/1/2032 (a)	457,000	475,069
XPO CNW, Inc. 6.70%, 5/1/2034	236,000	250,266
XPO, Inc.
7.13%, 6/1/2031 (a)	472,000	489,334
7.13%, 2/1/2032 (a)	346,000	360,704
		10,678,593
Health Care Equipment & Supplies — 1.2%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a)	1,202,000	1,161,306
3.88%, 11/1/2029 (a)	732,000	679,738
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	1,101,000	1,150,782
Embecta Corp. 5.00%, 2/15/2030 (a)	252,000	234,405
Hologic, Inc. 3.25%, 2/15/2029 (a)	1,082,000	994,634
Medline Borrower LP
3.88%, 4/1/2029 (a)	4,115,000	3,857,922
6.25%, 4/1/2029 (a)	386,000	393,167
5.25%, 10/1/2029 (a)	2,472,000	2,413,414
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	135,000	145,422
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	787,000	799,825

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Teleflex, Inc.
4.63%, 11/15/2027	669,000	654,624
4.25%, 6/1/2028 (a)	107,000	102,423
		12,587,662
Health Care Providers & Services — 4.0%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	328,000	302,467
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	494,000	479,481
5.00%, 4/15/2029 (a)	54,000	50,774
AdaptHealth LLC
6.13%, 8/1/2028 (a)	879,000	865,196
5.13%, 3/1/2030 (a)	113,000	104,465
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	79,000	76,692
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	1,320,000	1,277,444
8.00%, 12/15/2027 (a)	75,000	75,246
6.00%, 1/15/2029 (a)	1,698,000	1,581,403
6.88%, 4/15/2029 (a)	652,000	525,365
6.13%, 4/1/2030 (a)	1,308,000	968,218
5.25%, 5/15/2030 (a)	647,000	552,263
4.75%, 2/15/2031 (a)	1,650,000	1,339,648
10.88%, 1/15/2032 (a)	1,408,000	1,465,179
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	512,000	527,495
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,527,000	2,366,993
3.75%, 2/15/2031 (a)	1,695,000	1,499,149
Encompass Health Corp.
4.50%, 2/1/2028	1,047,000	1,020,297
4.75%, 2/1/2030	506,000	489,787
4.63%, 4/1/2031	84,000	79,213
Global Medical Response, Inc. 10.00% (Blend (Cash 0.75% + PIK 9.25%)), 10/31/2028 (a) (b)	458,468	459,882
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	591,000	603,714
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	457,000	432,997
Heartland Dental LLC 10.50%, 4/30/2028 (a)	522,000	555,410
Kedrion SpA (Italy) 6.50%, 9/1/2029 (a)	621,000	589,900
LifePoint Health, Inc.
4.38%, 2/15/2027 (a)	1,447,000	1,401,934
5.38%, 1/15/2029 (a)	1,067,000	960,553
11.00%, 10/15/2030 (a)	50,000	55,088
10.00%, 6/1/2032 (a)	814,000	851,860
ModivCare, Inc. 5.00%, 10/1/2029 (a)	394,000	270,162
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	663,000	633,539
3.88%, 11/15/2030 (a)	1,150,000	1,046,413
3.88%, 5/15/2032 (a)	374,000	330,970
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a)	1,078,000	747,923

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.75%, 11/1/2028 (a)	122,000	57,196
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	395,000	366,915
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	788,000	763,379
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	316,000	305,558
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	1,353,000	1,374,231
Radiology Partners, Inc. 7.77% (Blend (Cash 4.27% + PIK 3.50%)), 1/31/2029 (a) (b)	1,104,306	1,080,640
Select Medical Corp. 6.25%, 8/15/2026 (a)	1,135,000	1,147,409
Star Parent, Inc. 9.00%, 10/1/2030 (a)	895,000	924,089
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	846,000	869,630
Tenet Healthcare Corp.
5.13%, 11/1/2027	861,000	853,082
4.63%, 6/15/2028	1,758,000	1,705,860
6.13%, 10/1/2028	1,690,000	1,693,999
4.25%, 6/1/2029	297,000	280,467
4.38%, 1/15/2030	1,401,000	1,312,587
6.75%, 5/15/2031	2,627,000	2,691,450
6.88%, 11/15/2031	1,289,000	1,361,161
Toledo Hospital (The) Series B, 5.33%, 11/15/2028	264,000	259,372
US Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	672,000	697,513
		42,331,658
Health Care REITs — 0.4%
CTR Partnership LP 3.88%, 6/30/2028 (a)	151,000	143,310
Diversified Healthcare Trust
4.75%, 2/15/2028	1,496,000	1,280,154
4.38%, 3/1/2031	56,000	42,714
MPT Operating Partnership LP
5.00%, 10/15/2027	1,345,000	1,136,545
4.63%, 8/1/2029	194,000	141,867
3.50%, 3/15/2031	1,830,000	1,194,295
		3,938,885
Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	307,000	303,124
6.50%, 5/15/2030 (a)	1,648,000	1,691,720
		1,994,844
Hotel & Resort REITs — 0.9%
Park Intermediate Holdings LLC
5.88%, 10/1/2028 (a)	603,000	598,477
4.88%, 5/15/2029 (a)	735,000	705,657
7.00%, 2/1/2030 (a)	214,000	219,096
RHP Hotel Properties LP
4.75%, 10/15/2027	1,045,000	1,024,769
4.50%, 2/15/2029 (a)	850,000	812,813
6.50%, 4/1/2032 (a)	244,000	247,977
RLJ Lodging Trust LP
3.75%, 7/1/2026 (a)	306,000	297,793

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotel & Resort REITs — continued
4.00%, 9/15/2029 (a)	658,000	600,704
Service Properties Trust
4.95%, 2/15/2027	238,000	226,327
5.50%, 12/15/2027	1,073,000	1,024,198
8.38%, 6/15/2029	199,000	197,611
4.38%, 2/15/2030	59,000	46,001
8.63%, 11/15/2031 (a)	1,645,000	1,735,523
8.88%, 6/15/2032	580,000	557,452
XHR LP 4.88%, 6/1/2029 (a)	991,000	942,712
		9,237,110
Hotels, Restaurants & Leisure — 7.6%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	2,258,000	2,148,900
4.38%, 1/15/2028 (a)	1,022,000	986,021
3.50%, 2/15/2029 (a)	585,000	541,983
4.00%, 10/15/2030 (a)	2,501,000	2,271,267
Acushnet Co. 7.38%, 10/15/2028 (a)	69,000	72,093
Affinity Interactive 6.88%, 12/15/2027 (a)	521,000	416,207
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	1,593,000	1,485,115
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	683,000	653,133
Brinker International, Inc. 8.25%, 7/15/2030 (a)	242,000	257,314
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	454,000	462,602
4.63%, 10/15/2029 (a)	1,984,000	1,867,511
7.00%, 2/15/2030 (a)	2,158,000	2,225,497
6.50%, 2/15/2032 (a)	446,000	454,954
6.00%, 10/15/2032 (a)	173,000	170,051
Carnival Corp.
7.63%, 3/1/2026 (a)	47,000	47,305
5.75%, 3/1/2027 (a)	3,708,000	3,723,614
6.00%, 5/1/2029 (a)	2,185,000	2,192,642
10.50%, 6/1/2030 (a)	1,069,000	1,146,608
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	358,000	384,250
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	465,000	463,557
Cedar Fair LP 5.25%, 7/15/2029	1,042,000	1,011,474
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	499,000	496,923
5.75%, 4/1/2030 (a)	1,897,000	1,883,231
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	236,000	224,684
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	396,000	393,827
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	1,542,000	1,448,771
6.75%, 1/15/2030 (a)	232,000	217,346
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	236,000	235,220
Great Canadian Gaming Corp. (Canada) 8.75%, 11/15/2029 (a)	424,000	441,030
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	201,000	201,174

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
3.75%, 5/1/2029 (a)	706,000	657,631
4.88%, 1/15/2030	2,061,000	2,004,420
4.00%, 5/1/2031 (a)	239,000	218,842
3.63%, 2/15/2032 (a)	1,032,000	909,919
Hilton Grand Vacations Borrower LLC
5.00%, 6/1/2029 (a)	561,000	533,074
4.88%, 7/1/2031 (a)	1,287,000	1,161,222
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,636,000	1,626,930
International Game Technology plc
4.13%, 4/15/2026 (a)	1,328,000	1,306,510
5.25%, 1/15/2029 (a)	435,000	427,248
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	240,000	234,772
Life Time, Inc.
5.75%, 1/15/2026 (a)	849,000	848,694
8.00%, 4/15/2026 (a)	233,000	233,928
6.00%, 11/15/2031 (a)	101,000	101,033
Light & Wonder International, Inc.
7.00%, 5/15/2028 (a)	1,395,000	1,400,936
7.25%, 11/15/2029 (a)	24,000	24,768
7.50%, 9/1/2031 (a)	41,000	42,690
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	342,000	360,170
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	502,000	451,718
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	665,000	640,844
Merlin Entertainments Group US Holdings, Inc. (United Kingdom) 7.38%, 2/15/2031 (a)	774,000	757,397
MGM Resorts International
4.63%, 9/1/2026	936,000	931,181
5.50%, 4/15/2027	524,000	523,372
4.75%, 10/15/2028	778,000	754,875
6.50%, 4/15/2032	474,000	478,726
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	810,000	771,292
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	1,146,000	1,138,859
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	454,000	425,187
NCL Corp. Ltd.
5.88%, 3/15/2026 (a)	1,840,000	1,839,897
5.88%, 2/15/2027 (a)	1,909,000	1,910,989
7.75%, 2/15/2029 (a)	370,000	394,737
6.25%, 3/1/2030 (a)	78,000	77,718
Ontario Gaming GTA LP (Canada) 8.00%, 8/1/2030 (a)	315,000	324,849
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	656,000	597,306
Premier Entertainment Sub LLC
5.63%, 9/1/2029 (a)	388,000	284,871
5.88%, 9/1/2031 (a)	790,000	539,175
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	513,000	551,522
Resorts World Las Vegas LLC 4.63%, 4/6/2031 (a)	1,400,000	1,200,990
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (a)	100,000	98,749
5.50%, 8/31/2026 (a)	1,918,000	1,923,188
5.38%, 7/15/2027 (a)	1,708,000	1,705,429

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
7.50%, 10/15/2027	811,000	860,021
5.50%, 4/1/2028 (a)	486,000	486,101
5.63%, 9/30/2031 (a)	2,098,000	2,101,661
6.25%, 3/15/2032 (a)	666,000	680,416
Sabre GLBL, Inc. 8.63%, 6/1/2027 (a)	517,000	510,986
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	632,000	614,726
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	523,000	504,782
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	88,000	87,607
7.25%, 5/15/2031 (a)	593,000	612,172
6.63%, 5/1/2032 (a)	994,000	1,018,684
Speedway Motorsports LLC 4.88%, 11/1/2027 (a)	86,000	84,652
Station Casinos LLC
4.50%, 2/15/2028 (a)	698,000	666,838
6.63%, 3/15/2032 (a)	637,000	638,616
TKC Holdings, Inc.
6.88%, 5/15/2028 (a)	352,000	351,825
10.50%, 5/15/2029 (a)	516,000	527,586
Travel + Leisure Co.
6.63%, 7/31/2026 (a)	1,089,000	1,101,872
6.00%, 4/1/2027 (f)	541,000	546,191
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	187,000	192,046
Viking Cruises Ltd.
5.88%, 9/15/2027 (a)	323,000	320,768
7.00%, 2/15/2029 (a)	510,000	515,063
9.13%, 7/15/2031 (a)	42,000	45,465
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,611,000	1,572,742
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	392,000	375,625
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	721,000	716,740
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	970,000	945,070
7.13%, 2/15/2031 (a)	1,089,000	1,150,176
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	1,311,000	1,266,525
3.63%, 3/15/2031	993,000	898,993
5.38%, 4/1/2032	1,873,000	1,836,937
		80,170,848
Household Durables — 1.5%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	318,000	334,646
Ashton Woods USA LLC
6.63%, 1/15/2028 (a)	212,000	213,373
4.63%, 4/1/2030 (a)	517,000	479,407
Beazer Homes USA, Inc.
5.88%, 10/15/2027	567,000	563,863
7.25%, 10/15/2029	194,000	197,415
Brookfield Residential Properties, Inc. (Canada)
6.25%, 9/15/2027 (a)	436,000	435,298

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
4.88%, 2/15/2030 (a)	712,000	668,318
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	882,000	889,057
Century Communities, Inc. 3.88%, 8/15/2029 (a)	814,000	742,141
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	234,000	244,622
Empire Communities Corp. (Canada) 9.75%, 5/1/2029 (a)	553,000	589,307
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	488,000	482,941
K. Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	338,000	374,196
KB Home
6.88%, 6/15/2027	475,000	490,039
7.25%, 7/15/2030	329,000	341,004
4.00%, 6/15/2031	212,000	192,328
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	287,000	294,273
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	375,000	397,840
M/I Homes, Inc.
4.95%, 2/1/2028	317,000	311,876
3.95%, 2/15/2030	176,000	161,032
Mattamy Group Corp. (Canada) 4.63%, 3/1/2030 (a)	889,000	839,313
New Home Co., Inc. (The) 9.25%, 10/1/2029 (a)	338,000	354,401
Newell Brands, Inc.
5.70%, 4/1/2026 (f)	1,491,000	1,499,397
6.38%, 9/15/2027	399,000	404,579
6.63%, 9/15/2029	469,000	481,477
6.87%, 4/1/2036 (f)	6,000	6,100
Shea Homes LP 4.75%, 2/15/2028	338,000	328,342
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	490,000	313,702
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (a)	1,246,000	1,215,975
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	1,223,000	1,137,141
TopBuild Corp. 4.13%, 2/15/2032 (a)	761,000	684,084
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	481,000	482,625
		16,150,112
Household Products — 0.3%
Central Garden & Pet Co.
4.13%, 10/15/2030	515,000	474,988
4.13%, 4/30/2031 (a)	421,000	381,361
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	275,000	278,095
4.75%, 6/15/2028 (a)	1,006,000	973,884
Kronos Acquisition Holdings, Inc. (Canada) 10.75%, 6/30/2032 (a)	865,000	789,697
		2,898,025
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp. (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 7.60%, 1/15/2055 (c)	1,626,000	1,693,166
Atlantica Sustainable Infrastructure plc (Spain) 4.13%, 6/15/2028 (a)	1,054,000	996,832
Calpine Corp.
4.50%, 2/15/2028 (a)	2,218,000	2,145,439
5.13%, 3/15/2028 (a)	777,000	758,792
3.75%, 3/1/2031 (a)	1,028,000	928,077

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	983,000	953,987
3.75%, 2/15/2031 (a)	556,000	492,485
3.75%, 1/15/2032 (a)	91,000	79,041
Lightning Power LLC 7.25%, 8/15/2032 (a)	890,000	927,760
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	685,000	737,243
TransAlta Corp. (Canada) 7.75%, 11/15/2029	667,000	701,863
		10,414,685
Insurance — 2.6%
Acrisure LLC
8.25%, 2/1/2029 (a)	1,473,000	1,513,377
4.25%, 2/15/2029 (a)	666,000	630,788
7.50%, 11/6/2030 (a)	964,000	982,223
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (a)	83,000	79,087
6.75%, 10/15/2027 (a)	284,000	282,932
6.75%, 4/15/2028 (a)	1,092,000	1,102,607
5.88%, 11/1/2029 (a)	942,000	905,786
7.00%, 1/15/2031 (a)	1,232,000	1,251,073
6.50%, 10/1/2031 (a)	1,654,000	1,654,045
7.38%, 10/1/2032 (a)	165,000	165,994
AmWINS Group, Inc.
6.38%, 2/15/2029 (a)	633,000	639,095
4.88%, 6/30/2029 (a)	670,000	634,527
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	419,000	423,714
Ardonagh Finco Ltd. (United Kingdom) 7.75%, 2/15/2031 (a)	326,000	332,835
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%, 2/15/2032 (a)	1,048,000	1,079,150
Assurant, Inc. (3-MONTH SOFR + 4.14%), 7.00%, 3/27/2048 (c)	312,000	320,720
AssuredPartners, Inc.
5.63%, 1/15/2029 (a)	419,000	397,970
7.50%, 2/15/2032 (a)	490,000	498,469
Baldwin Insurance Group Holdings LLC 7.13%, 5/15/2031 (a)	432,000	444,570
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	708,000	682,368
Constellation Insurance, Inc. 6.80%, 1/24/2030 (a) (f)	200,000	198,382
Genworth Holdings, Inc. 6.50%, 6/15/2034	375,000	375,806
Global Atlantic Fin Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.80%), 4.70%, 10/15/2051 (a) (c)	534,000	513,529
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.95%, 10/15/2054 (a) (c)	424,000	444,492
Howden UK Refinance plc (United Kingdom)
7.25%, 2/15/2031 (a)	674,000	681,653
8.13%, 2/15/2032 (a)	367,000	369,888
HUB International Ltd.
5.63%, 12/1/2029 (a)	370,000	360,321
7.25%, 6/15/2030 (a)	2,587,000	2,683,535
7.38%, 1/31/2032 (a)	1,641,000	1,678,832
Jones Deslauriers Insurance Management, Inc. (Canada) 10.50%, 12/15/2030 (a)	1,056,000	1,143,192

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Liberty Mutual Group, Inc.
7.80%, 3/15/2037 (a)	233,000	260,849
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 4.13%, 12/15/2051 (a) (c)	760,000	721,356
4.30%, 2/1/2061 (a)	274,000	177,474
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	2,513,000	2,574,148
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	396,000	375,892
USI, Inc. 7.50%, 1/15/2032 (a)	515,000	524,053
		27,104,732
Interactive Media & Services — 0.1%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	214,000	213,177
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	239,000	223,518
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	433,000	398,380
		835,075
IT Services — 0.8%
Acuris Finance US, Inc. 9.00%, 8/1/2029 (a)	644,000	627,578
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	156,000	154,595
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	1,147,000	1,038,158
ASGN, Inc. 4.63%, 5/15/2028 (a)	373,000	357,126
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	593,000	550,472
Cogent Communications Group LLC 7.00%, 6/15/2027 (a)	815,000	827,098
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	643,000	624,273
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	858,000	889,179
ION Trading Technologies Sarl (Luxembourg) 9.50%, 5/30/2029 (a)	957,000	988,563
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028 (a)	327,000	241,802
6.00%, 2/15/2029 (a)	622,000	316,936
Twilio, Inc.
3.63%, 3/15/2029	535,000	495,470
3.88%, 3/15/2031	249,000	225,543
Unisys Corp. 6.88%, 11/1/2027 (a)	433,000	425,991
Virtusa Corp. 7.13%, 12/15/2028 (a)	329,000	317,828
		8,080,612
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	1,401,000	1,425,195
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	238,000	228,438
4.00%, 3/15/2031 (a)	934,000	844,803
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	447,000	452,209
		1,525,450
Machinery — 1.1%
Amsted Industries, Inc.
5.63%, 7/1/2027 (a)	162,000	161,012
4.63%, 5/15/2030 (a)	319,000	301,036
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	220,000	205,258
Calderys Financing LLC (France) 11.25%, 6/1/2028 (a)	770,000	827,212

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	1,232,000	1,287,020
9.50%, 1/1/2031 (a)	258,000	278,692
Enpro, Inc. 5.75%, 10/15/2026	160,000	159,841
Esab Corp. 6.25%, 4/15/2029 (a)	768,000	781,304
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	288,000	214,936
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a)	475,000	433,562
Hillenbrand, Inc. 6.25%, 2/15/2029	917,000	934,739
Husky Injection Molding Systems Ltd. (Canada) 9.00%, 2/15/2029 (a)	790,000	821,830
Manitowoc Co., Inc. (The) 9.25%, 10/1/2031 (a)	236,000	247,800
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	19,000	20,398
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	410,000	382,608
OT Merger Corp. 7.88%, 10/15/2029 (a)	241,000	106,642
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	432,000	427,769
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	219,000	206,360
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	440,000	453,778
Terex Corp.
5.00%, 5/15/2029 (a)	165,000	159,477
6.25%, 10/15/2032 (a)	887,000	887,826
Titan International, Inc. 7.00%, 4/30/2028	368,000	361,746
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	1,479,000	1,456,632
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	393,000	410,203
Wabash National Corp. 4.50%, 10/15/2028 (a)	309,000	287,138
Werner FinCo. LP 11.50%, 6/15/2028 (a)	66,000	72,939
		11,887,758
Media — 6.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	480,000	459,836
AMC Networks, Inc.
10.25%, 1/15/2029 (a)	168,000	178,558
4.25%, 2/15/2029	1,511,000	1,148,718
Cable One, Inc. 4.00%, 11/15/2030 (a)	511,000	426,011
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	1,746,000	1,704,130
7.75%, 4/15/2028 (a)	1,424,000	1,311,544
7.50%, 6/1/2029 (a)	207,000	183,208
7.88%, 4/1/2030 (a)	520,000	538,369
CMG Media Corp. 8.88%, 6/18/2029 (a)	783,000	541,131
CSC Holdings LLC
5.50%, 4/15/2027 (a)	675,000	610,268
5.38%, 2/1/2028 (a)	1,386,000	1,207,398
7.50%, 4/1/2028 (a)	200,000	144,560
11.25%, 5/15/2028 (a)	922,000	912,352
6.50%, 2/1/2029 (a)	1,109,000	950,994
5.75%, 1/15/2030 (a)	843,000	504,063
4.13%, 12/1/2030 (a)	2,894,000	2,173,874
4.63%, 12/1/2030 (a)	1,483,000	828,489
3.38%, 2/15/2031 (a)	1,746,000	1,266,195

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
4.50%, 11/15/2031 (a)	2,298,000	1,724,751
Directv Financing LLC
5.88%, 8/15/2027 (a)	2,911,000	2,860,559
8.88%, 2/1/2030 (a)	602,000	605,712
DISH DBS Corp.
7.75%, 7/1/2026	1,923,000	1,653,867
5.25%, 12/1/2026 (a)	2,336,000	2,147,368
7.38%, 7/1/2028	1,140,000	862,166
5.75%, 12/1/2028 (a)	2,281,000	1,988,020
5.13%, 6/1/2029	1,435,000	950,353
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,983,000	2,106,779
EchoStar Corp. 10.75%, 11/30/2029	3,068,000	3,318,888
GCI LLC 4.75%, 10/15/2028 (a)	369,000	349,095
Gray Television, Inc.
7.00%, 5/15/2027 (a)	1,234,000	1,209,301
4.75%, 10/15/2030 (a)	1,961,000	1,158,486
5.38%, 11/15/2031 (a)	15,000	8,932
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,151,417	998,854
8.38%, 5/1/2027	1,482,864	863,768
5.25%, 8/15/2027 (a)	203,000	145,145
4.75%, 1/15/2028 (a)	112,000	73,920
Lamar Media Corp.
3.75%, 2/15/2028	1,198,000	1,136,609
4.88%, 1/15/2029	139,000	135,290
3.63%, 1/15/2031	306,000	273,105
LCPR Senior Secured Financing DAC (Puerto Rico) 6.75%, 10/15/2027 (a)	1,349,000	1,227,651
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	1,055,000	1,033,285
8.00%, 8/1/2029 (a)	629,000	635,011
Midcontinent Communications 8.00%, 8/15/2032 (a)	495,000	519,458
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	2,023,000	1,877,194
News Corp.
3.88%, 5/15/2029 (a)	850,000	798,323
5.13%, 2/15/2032 (a)	484,000	468,579
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,297,000	1,278,179
4.75%, 11/1/2028 (a)	829,000	782,782
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	242,000	238,671
4.25%, 1/15/2029 (a)	353,000	332,906
4.63%, 3/15/2030 (a)	518,000	486,569
7.38%, 2/15/2031 (a)	533,000	563,772
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (c)	1,268,000	1,222,875
Radiate Holdco LLC
4.50%, 9/15/2026 (a)	687,000	591,250
6.50%, 9/15/2028 (a)	687,000	454,418
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	956,000	685,281

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	39,000	29,762
Sinclair Television Group, Inc.
5.50%, 3/1/2030 (a)	485,000	329,315
4.13%, 12/1/2030 (a)	653,000	507,766
Sirius XM Radio, Inc.
3.13%, 9/1/2026 (a)	2,132,000	2,050,453
5.00%, 8/1/2027 (a)	1,150,000	1,130,099
4.00%, 7/15/2028 (a)	1,006,000	944,561
5.50%, 7/1/2029 (a)	1,718,000	1,679,019
4.13%, 7/1/2030 (a)	437,000	394,279
3.88%, 9/1/2031 (a)	235,000	203,430
Stagwell Global LLC 5.63%, 8/15/2029 (a)	867,000	835,913
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	235,000	232,989
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	1,275,000	1,170,488
Sunrise HoldCo IV BV (Netherlands) 5.50%, 1/15/2028 (a)	200,000	197,500
TEGNA, Inc.
4.75%, 3/15/2026 (a)	1,410,000	1,395,847
4.63%, 3/15/2028	48,000	45,629
5.00%, 9/15/2029	574,000	542,496
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	392,000	391,518
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	589,000	586,899
8.00%, 8/15/2028 (a)	1,746,000	1,781,673
4.50%, 5/1/2029 (a)	498,000	447,005
7.38%, 6/30/2030 (a)	1,115,000	1,074,910
8.50%, 7/31/2031 (a)	844,000	837,279
Urban One, Inc. 7.38%, 2/1/2028 (a)	421,000	274,348
Virgin Media Vendor Financing Notes IV DAC (United Kingdom) 5.00%, 7/15/2028 (a)	353,000	337,788
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	2,700,000	2,412,829
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	200,000	184,727
		72,875,392
Metals & Mining — 2.5%
Alcoa Nederland Holding BV
6.13%, 5/15/2028 (a)	527,000	533,226
4.13%, 3/31/2029 (a)	1,178,000	1,114,811
7.13%, 3/15/2031 (a)	337,000	352,585
Algoma Steel, Inc. (Canada) 9.13%, 4/15/2029 (a)	316,000	326,566
Arsenal AIC Parent LLC
8.00%, 10/1/2030 (a)	1,092,000	1,148,954
11.50%, 10/1/2031 (a)	69,000	77,994
ATI, Inc.
5.88%, 12/1/2027	98,000	97,447
7.25%, 8/15/2030	897,000	937,723
5.13%, 10/1/2031	85,000	80,688
Baffinland Iron Mines Corp. (Canada) 8.75%, 7/15/2026 (a)	290,000	270,882
Big River Steel LLC 6.63%, 1/31/2029 (a)	776,000	781,796
Carpenter Technology Corp. 6.38%, 7/15/2028	556,000	557,833

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	77,000	77,146
4.63%, 3/1/2029 (a)	475,000	447,617
6.88%, 11/1/2029 (a)	135,000	135,949
6.75%, 4/15/2030 (a)	2,017,000	2,027,666
7.38%, 5/1/2033 (a)	1,436,000	1,462,789
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	68,000	65,087
Commercial Metals Co.
3.88%, 2/15/2031	127,000	114,559
4.38%, 3/15/2032	263,000	242,021
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	506,000	509,441
Constellium SE
3.75%, 4/15/2029 (a)	519,000	475,649
6.38%, 8/15/2032 (a)	416,000	414,060
Eldorado Gold Corp. (Turkey) 6.25%, 9/1/2029 (a)	547,000	539,019
FMG Resources August 2006 Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	309,000	300,789
5.88%, 4/15/2030 (a)	1,837,000	1,825,577
6.13%, 4/15/2032 (a)	572,000	576,154
Hecla Mining Co. 7.25%, 2/15/2028	651,000	660,577
Hudbay Minerals, Inc. (Canada)
4.50%, 4/1/2026 (a)	1,039,000	1,023,951
6.13%, 4/1/2029 (a)	234,000	236,064
IAMGOLD Corp. (Burkina Faso) 5.75%, 10/15/2028 (a)	358,000	349,200
Infrabuild Australia Pty. Ltd. (Australia) 14.50%, 11/15/2028 (a)	290,000	291,818
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	313,000	299,993
4.50%, 6/1/2031 (a)	633,000	571,633
Mineral Resources Ltd. (Australia)
9.25%, 10/1/2028 (a)	968,000	1,013,906
8.50%, 5/1/2030 (a)	1,525,000	1,558,386
New Gold, Inc. (Canada) 7.50%, 7/15/2027 (a)	475,000	480,768
Novelis Corp.
3.25%, 11/15/2026 (a)	143,000	137,577
4.75%, 1/30/2030 (a)	2,251,000	2,118,340
3.88%, 8/15/2031 (a)	5,000	4,392
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	394,000	364,051
Taseko Mines Ltd. (Canada) 8.25%, 5/1/2030 (a)	395,000	408,421
TMS International Corp. 6.25%, 4/15/2029 (a)	523,000	512,515
United States Steel Corp.
6.88%, 3/1/2029	324,000	327,620
6.65%, 6/1/2037	314,000	320,199
		26,173,439
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	395,000	351,830
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	274,000	259,282

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Ladder Capital Finance Holdings LLLP
5.25%, 10/1/2025 (a)	35,000	34,967
4.25%, 2/1/2027 (a)	1,070,000	1,041,514
7.00%, 7/15/2031 (a)	275,000	284,861
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	534,000	535,246
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	1,065,000	1,027,890
4.38%, 1/15/2027 (a)	255,000	248,418
6.00%, 4/15/2030 (a)	207,000	204,353
		3,988,361
Multi-Utilities — 0.0% ^
Algonquin Power & Utilities Corp. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.75%, 1/18/2082 (c)	592,000	557,552
Office REITs — 0.3%
Brandywine Operating Partnership LP
3.95%, 11/15/2027	1,571,000	1,484,066
8.88%, 4/12/2029	70,000	75,593
Hudson Pacific Properties LP
5.95%, 2/15/2028	539,000	482,543
4.65%, 4/1/2029	447,000	363,886
3.25%, 1/15/2030	303,000	224,636
Office Properties Income Trust
9.00%, 3/31/2029 (a)	203,000	200,291
9.00%, 9/30/2029 (a)	851,000	742,494
		3,573,509
Oil, Gas & Consumable Fuels — 9.3%
Aethon United BR LP 7.50%, 10/1/2029 (a)	466,000	483,305
Alliance Resource Operating Partners LP 8.63%, 6/15/2029 (a)	276,000	291,241
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	1,534,000	1,529,173
6.63%, 2/1/2032 (a)	533,000	541,604
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	387,000	380,147
6.63%, 10/15/2032 (a)	1,209,000	1,210,150
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	1,377,000	1,427,612
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	371,000	369,956
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	1,051,000	1,050,633
Buckeye Partners LP
3.95%, 12/1/2026	208,000	202,699
4.13%, 12/1/2027	665,000	639,751
4.50%, 3/1/2028 (a)	731,000	703,905
5.85%, 11/15/2043	642,000	566,879
California Resources Corp.
7.13%, 2/1/2026 (a)	457,000	458,258
8.25%, 6/15/2029 (a)	434,000	445,392
Calumet Specialty Products Partners LP 9.75%, 7/15/2028 (a)	410,000	419,437
Chord Energy Corp. 6.38%, 6/1/2026 (a)	367,000	368,209

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	39,000	38,424
8.38%, 7/1/2028 (a)	437,000	456,128
8.63%, 11/1/2030 (a)	1,381,000	1,463,416
8.75%, 7/1/2031 (a)	1,405,000	1,489,448
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	312,000	290,579
CNX Resources Corp.
6.00%, 1/15/2029 (a)	626,000	626,258
7.38%, 1/15/2031 (a)	356,000	369,349
7.25%, 3/1/2032 (a)	134,000	139,079
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	325,000	319,116
5.88%, 1/15/2030 (a)	1,753,000	1,652,910
Coronado Finance Pty. Ltd. (Australia) 9.25%, 10/1/2029 (a)	340,000	350,104
CQP Holdco LP 5.50%, 6/15/2031 (a)	1,475,000	1,421,845
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	569,000	598,171
7.63%, 4/1/2032 (a)	413,000	416,563
7.38%, 1/15/2033 (a)	1,150,000	1,141,613
CVR Energy, Inc.
5.75%, 2/15/2028 (a)	753,000	712,504
8.50%, 1/15/2029 (a)	58,000	57,001
Delek Logistics Partners LP
7.13%, 6/1/2028 (a)	414,000	416,185
8.63%, 3/15/2029 (a)	780,000	813,260
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	899,000	853,953
4.38%, 6/15/2031 (a)	802,000	745,974
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	718,000	734,688
8.75%, 5/1/2031 (a)	231,000	243,940
Energean plc (Israel) 6.50%, 4/30/2027 (a)	372,000	372,465
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (c)	962,000	979,432
EQM Midstream Partners LP
7.50%, 6/1/2027 (a)	719,000	738,707
6.50%, 7/1/2027 (a)	693,000	710,040
5.50%, 7/15/2028	873,000	887,274
4.50%, 1/15/2029 (a)	1,253,000	1,215,750
4.75%, 1/15/2031 (a)	989,000	949,558
6.50%, 7/15/2048	464,000	489,646
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	335,000	356,627
Genesis Energy LP
8.00%, 1/15/2027	566,000	576,828
8.25%, 1/15/2029	169,000	172,746
8.88%, 4/15/2030	795,000	828,522
7.88%, 5/15/2032	1,241,000	1,250,781
Global Partners LP 8.25%, 1/15/2032 (a)	916,000	961,408

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Harvest Midstream I LP
7.50%, 9/1/2028 (a)	728,000	744,750
7.50%, 5/15/2032 (a)	294,000	302,106
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	24,969
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	273,000	272,658
5.13%, 6/15/2028 (a)	1,437,000	1,409,301
6.50%, 6/1/2029 (a)	383,000	391,690
5.50%, 10/15/2030 (a)	317,000	311,369
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	1,553,000	1,540,850
6.00%, 2/1/2031 (a)	133,000	126,153
6.25%, 4/15/2032 (a)	1,116,000	1,059,500
8.38%, 11/1/2033 (a)	404,000	426,706
7.25%, 2/15/2035 (a)	813,000	795,795
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	392,000	416,189
7.38%, 7/15/2032 (a)	516,000	531,812
Ithaca Energy North Sea plc (United Kingdom) 8.13%, 10/15/2029 (a)	682,000	685,555
ITT Holdings LLC 6.50%, 8/1/2029 (a)	963,000	901,920
Karoon USA Finance, Inc. (Brazil) 10.50%, 5/14/2029 (a)	299,000	310,627
Kinetik Holdings LP 6.63%, 12/15/2028 (a)	1,527,000	1,563,491
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	484,000	480,602
Martin Midstream Partners LP 11.50%, 2/15/2028 (a)	352,000	383,104
Matador Resources Co.
6.88%, 4/15/2028 (a)	1,066,000	1,091,408
6.50%, 4/15/2032 (a)	240,000	240,597
6.25%, 4/15/2033 (a)	369,000	363,906
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	520,000	514,832
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	645,000	634,021
Murphy Oil Corp.
6.00%, 10/1/2032	86,000	84,197
5.87%, 12/1/2042 (f)	667,000	597,678
New Fortress Energy, Inc.
6.50%, 9/30/2026 (a)	1,613,000	1,504,918
8.75%, 3/15/2029 (a)	56,000	45,786
NGL Energy Operating LLC 8.38%, 2/15/2032 (a)	1,866,000	1,909,996
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	1,324,000	1,353,488
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	479,000	490,808
NuStar Logistics LP 6.00%, 6/1/2026	1,460,000	1,468,421
Parkland Corp. (Canada)
4.50%, 10/1/2029 (a)	213,000	199,107
4.63%, 5/1/2030 (a)	1,689,000	1,572,931
6.63%, 8/15/2032 (a)	261,000	262,612
PBF Holding Co. LLC
6.00%, 2/15/2028	564,000	558,044
7.88%, 9/15/2030 (a)	497,000	510,127

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	493,000	507,729
5.88%, 7/1/2029 (a)	1,814,000	1,804,921
7.00%, 1/15/2032 (a)	1,102,000	1,134,573
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	354,000	366,369
Range Resources Corp.
8.25%, 1/15/2029	406,000	418,501
4.75%, 2/15/2030 (a)	518,000	492,500
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	136,000	130,079
4.80%, 5/15/2030 (a)	447,000	419,577
6.88%, 4/15/2040 (a)	629,000	608,216
Sitio Royalties Operating Partnership LP 7.88%, 11/1/2028 (a)	719,000	750,676
SM Energy Co.
6.50%, 7/15/2028	1,210,000	1,212,624
6.75%, 8/1/2029 (a)	119,000	119,858
7.00%, 8/1/2032 (a)	933,000	937,649
South Bow Canadian Infrastructure Holdings Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.67%), 7.50%, 3/1/2055 (a) (c)	857,000	896,926
Strathcona Resources Ltd. (Canada) 6.88%, 8/1/2026 (a)	393,000	393,155
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	626,000	655,036
Sunnova Energy Corp. 11.75%, 10/1/2028 (a)	725,000	574,367
Sunoco LP
6.00%, 4/15/2027	709,000	709,936
5.88%, 3/15/2028	238,000	238,273
7.00%, 9/15/2028 (a)	87,000	89,564
7.00%, 5/1/2029 (a)	86,000	88,999
4.50%, 5/15/2029	1,629,000	1,554,039
4.50%, 4/30/2030	977,000	923,905
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	1,198,000	1,197,866
5.50%, 1/15/2028 (a)	133,000	129,346
7.38%, 2/15/2029 (a)	114,000	116,030
6.00%, 12/31/2030 (a)	565,000	534,784
6.00%, 9/1/2031 (a)	495,000	468,506
Talos Production, Inc.
9.00%, 2/1/2029 (a)	826,000	864,194
9.38%, 2/1/2031 (a)	301,000	316,165
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	130,000	127,599
TerraForm Power Operating LLC
5.00%, 1/31/2028 (a)	1,042,000	1,010,297
4.75%, 1/15/2030 (a)	42,000	39,380
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	553,000	524,005
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	137,460	137,547
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	1,179,000	1,095,170
6.25%, 1/15/2030 (a)	855,000	875,309
4.13%, 8/15/2031 (a)	1,081,000	984,143

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.88%, 11/1/2033 (a)	566,000	492,511
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	1,640,000	1,713,877
9.50%, 2/1/2029 (a)	2,619,000	2,925,666
7.00%, 1/15/2030 (a)	30,000	30,674
8.38%, 6/1/2031 (a)	3,175,000	3,346,428
9.88%, 2/1/2032 (a)	1,420,000	1,579,074
Vermilion Energy, Inc. (Canada) 6.88%, 5/1/2030 (a)	328,000	329,176
Viper Energy, Inc. 5.38%, 11/1/2027 (a)	153,000	151,747
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	744,000	747,348
9.75%, 10/15/2030	253,000	271,545
7.88%, 4/15/2032 (a)	387,000	380,724
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	215,000	217,245
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	209,000	204,272
		98,848,767
Paper & Forest Products — 0.3%
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	199,000	186,665
Domtar Corp. 6.75%, 10/1/2028 (a)	1,253,000	1,159,680
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	276,000	258,852
Magnera Corp.
4.75%, 11/15/2029 (a)	569,000	511,560
7.25%, 11/15/2031 (a)	675,000	665,408
Mercer International, Inc. (Germany) 12.88%, 10/1/2028 (a)	875,000	938,115
		3,720,280
Passenger Airlines — 1.2%
Air Canada (Canada) 3.88%, 8/15/2026 (a)	1,037,000	1,011,688
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	313,000	311,733
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,040,005	1,039,520
7.25%, 2/15/2028 (a)	255,000	261,180
5.75%, 4/20/2029 (a)	2,082,009	2,078,540
8.50%, 5/15/2029 (a)	1,699,000	1,795,149
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,709,000	1,797,916
United Airlines, Inc.
4.38%, 4/15/2026 (a)	1,240,000	1,222,215
4.63%, 4/15/2029 (a)	1,845,000	1,773,164
VistaJet Malta Finance plc (Switzerland)
7.88%, 5/1/2027 (a)	529,000	520,065
9.50%, 6/1/2028 (a)	135,000	135,120
6.38%, 2/1/2030 (a)	921,000	812,469
		12,758,759
Personal Care Products — 0.5%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	499,000	518,271
Coty, Inc.
5.00%, 4/15/2026 (a)	104,000	103,588

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — continued
4.75%, 1/15/2029 (a)	776,000	748,781
6.63%, 7/15/2030 (a)	712,000	728,803
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	85,000	83,861
4.13%, 4/1/2029 (a)	777,000	725,701
Perrigo Finance Unlimited Co. 5.15%, 6/15/2030 (f)	1,948,000	1,867,784
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	639,000	573,055
		5,349,844
Pharmaceuticals — 1.7%
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	1,927,000	1,594,684
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,225,000	1,198,062
6.13%, 2/1/2027 (a)	1,354,000	1,249,078
5.75%, 8/15/2027 (a)	693,000	615,002
5.00%, 1/30/2028 (a)	469,000	314,230
4.88%, 6/1/2028 (a)	954,000	789,499
11.00%, 9/30/2028 (a)	1,126,000	1,103,452
5.00%, 2/15/2029 (a)	281,000	168,600
6.25%, 2/15/2029 (a)	99,000	63,528
5.25%, 1/30/2030 (a)	189,000	105,840
14.00%, 10/15/2030 (a)	370,000	343,512
5.25%, 2/15/2031 (a)	700,000	388,500
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	320,000	319,517
3.13%, 2/15/2029 (a)	67,000	65,960
3.50%, 4/1/2030 (a)	948,000	933,467
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	234,000	224,938
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (f)	643,000	663,686
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	780,000	830,252
HLF Financing Sarl LLC 12.25%, 4/15/2029 (a)	376,000	396,427
HLF Financing SARL LLC 4.88%, 6/1/2029 (a)	1,066,000	770,089
Jazz Securities DAC 4.38%, 1/15/2029 (a)	1,180,000	1,120,756
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	608,000	663,454
Organon & Co.
4.13%, 4/30/2028 (a)	1,097,000	1,039,667
5.13%, 4/30/2031 (a)	1,005,000	919,976
6.75%, 5/15/2034 (a)	324,000	326,455
7.88%, 5/15/2034 (a)	1,420,000	1,466,183
		17,674,814
Professional Services — 0.4%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	1,097,000	1,126,902
AMN Healthcare, Inc.
4.63%, 10/1/2027 (a)	496,000	474,577
4.00%, 4/15/2029 (a)	165,000	149,568
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	590,000	549,841
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	575,000	557,868
Science Applications International Corp. 4.88%, 4/1/2028 (a)	203,000	195,405

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Professional Services — continued
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	569,000	585,082
VT Topco, Inc. 8.50%, 8/15/2030 (a)	215,000	227,691
		3,866,934
Real Estate Management & Development — 0.6%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	505,000	438,720
5.25%, 4/15/2030 (a)	179,000	144,654
7.00%, 4/15/2030 (a)	592,000	551,642
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	1,568,000	1,585,105
Five Point Operating Co. LP 10.50%, 1/15/2028 (a) (f)	256,132	261,551
Forestar Group, Inc.
3.85%, 5/15/2026 (a)	216,000	211,265
5.00%, 3/1/2028 (a)	232,000	223,952
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	170,000	179,937
Howard Hughes Corp. (The) 5.38%, 8/1/2028 (a)	1,519,000	1,490,717
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	397,000	375,950
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,040,000	962,084
4.75%, 2/1/2030	327,000	296,614
5.00%, 3/1/2031	96,000	86,307
Newmark Group, Inc. 7.50%, 1/12/2029	22,000	23,329
		6,831,827
Retail REITs — 0.1%
Brookfield Property REIT, Inc.
5.75%, 5/15/2026 (a)	295,000	292,915
4.50%, 4/1/2027 (a)	847,000	815,243
		1,108,158
Semiconductors & Semiconductor Equipment — 0.4%
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	345,000	342,926
Entegris, Inc.
4.38%, 4/15/2028 (a)	9,000	8,624
4.75%, 4/15/2029 (a)	2,366,000	2,293,377
5.95%, 6/15/2030 (a)	213,000	213,358
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	666,000	630,781
Synaptics, Inc. 4.00%, 6/15/2029 (a)	300,000	276,034
		3,765,100
Software — 2.8%
Alteryx, Inc. 8.75%, 3/15/2028 (a)	404,000	411,951
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	1,976,000	1,891,435
Camelot Finance SA 4.50%, 11/1/2026 (a)	386,000	377,187
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	394,000	410,231
Central Parent LLC 8.00%, 6/15/2029 (a)	22,000	22,579
Central Parent, Inc. 7.25%, 6/15/2029 (a)	1,203,000	1,209,182
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	1,267,000	1,187,971
4.88%, 7/1/2029 (a)	183,000	171,308

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a)	4,061,000	3,989,349
9.00%, 9/30/2029 (a)	3,407,000	3,449,220
8.25%, 6/30/2032 (a)	322,000	335,487
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	498,000	493,099
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	414,000	378,129
Dye & Durham Ltd. (Canada) 8.63%, 4/15/2029 (a)	287,000	302,600
Elastic NV 4.13%, 7/15/2029 (a)	253,000	236,579
Fair Isaac Corp.
5.25%, 5/15/2026 (a)	191,000	191,242
4.00%, 6/15/2028 (a)	882,000	841,297
Gen Digital, Inc.
6.75%, 9/30/2027 (a)	1,049,000	1,070,503
7.13%, 9/30/2030 (a)	279,000	288,821
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	926,000	347,735
Helios Software Holdings, Inc.
4.63%, 5/1/2028 (a)	408,000	381,013
8.75%, 5/1/2029 (a)	288,000	294,117
McAfee Corp. 7.38%, 2/15/2030 (a)	1,720,000	1,672,478
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	1,571,000	1,518,877
Open Text Corp. (Canada)
3.88%, 2/15/2028 (a)	1,469,000	1,386,573
3.88%, 12/1/2029 (a)	51,000	46,522
Open Text Holdings, Inc. (Canada)
4.13%, 2/15/2030 (a)	157,000	144,676
4.13%, 12/1/2031 (a)	904,000	809,487
PTC, Inc. 4.00%, 2/15/2028 (a)	395,000	377,617
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	153,000	95,746
RingCentral, Inc. 8.50%, 8/15/2030 (a)	290,000	307,450
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	1,130,000	1,069,352
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	1,056,000	1,052,611
6.50%, 6/1/2032 (a)	1,099,000	1,124,486
UKG, Inc. 6.88%, 2/1/2031 (a)	1,730,000	1,777,932
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	497,000	456,214
		30,121,056
Specialized REITs — 0.8%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	319,000	314,131
5.00%, 7/15/2028 (a)	1,324,000	1,291,521
4.88%, 9/15/2029 (a)	1,095,000	1,054,664
5.25%, 7/15/2030 (a)	2,185,000	2,119,949
4.50%, 2/15/2031 (a)	393,000	366,054
5.63%, 7/15/2032 (a)	1,038,000	1,014,296

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
SBA Communications Corp.
3.88%, 2/15/2027	1,216,000	1,181,223
3.13%, 2/1/2029	1,202,000	1,099,688
		8,441,526
Specialty Retail — 2.9%
Academy Ltd. 6.00%, 11/15/2027 (a)	217,000	216,468
Advance Auto Parts, Inc.
5.90%, 3/9/2026	319,000	321,116
1.75%, 10/1/2027	305,000	272,115
5.95%, 3/9/2028	543,000	550,546
3.90%, 4/15/2030	171,000	154,314
Arko Corp. 5.13%, 11/15/2029 (a)	335,000	308,999
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	68,000	66,102
4.63%, 11/15/2029 (a)	1,390,000	1,319,704
5.00%, 2/15/2032 (a)	405,000	376,783
Bath & Body Works, Inc.
5.25%, 2/1/2028	366,000	364,016
6.63%, 10/1/2030 (a)	1,171,000	1,199,019
6.88%, 11/1/2035	315,000	329,339
6.75%, 7/1/2036	1,138,000	1,180,358
Carvana Co.
12.00% (PIK), 12/1/2028 (a) (b)	69,300	71,319
13.00% (PIK), 6/1/2030 (a) (b)	1,392,800	1,476,078
14.00% (PIK), 6/1/2031 (a) (b)	1,930,474	2,228,683
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	816,000	856,088
eG Global Finance plc (United Kingdom) 12.00%, 11/30/2028 (a)	810,000	908,003
Escrow Rite Aid 0.00%, 12/31/2049 ‡	27,437	16,377
Evergreen Acqco 1 LP 9.75%, 4/26/2028 (a)	258,000	271,621
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	316,000	274,708
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	1,002,000	910,482
3.88%, 10/1/2031 (a)	166,000	145,975
Global Auto Holdings Ltd. (United Kingdom)
8.38%, 1/15/2029 (a)	201,000	185,516
11.50%, 8/15/2029 (a)	253,000	257,050
8.75%, 1/15/2032 (a)	823,000	729,316
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,658,000	1,566,278
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	136,000	114,710
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	111,000	105,175
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	808,000	755,975
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a)	871,000	822,186
8.25%, 8/1/2031 (a)	619,000	647,201
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	138,000	133,789
3.88%, 6/1/2029 (a)	1,211,000	1,122,458

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Michaels Cos., Inc. (The)
5.25%, 5/1/2028 (a)	261,000	189,259
7.88%, 5/1/2029 (a)	1,443,000	772,424
Murphy Oil USA, Inc.
4.75%, 9/15/2029	137,000	132,171
3.75%, 2/15/2031 (a)	749,000	670,312
Park River Holdings, Inc.
5.63%, 2/1/2029 (a)	190,000	166,321
6.75%, 8/1/2029 (a)	369,000	330,428
Penske Automotive Group, Inc. 3.75%, 6/15/2029	346,000	319,192
PetSmart, Inc.
4.75%, 2/15/2028 (a)	896,000	855,208
7.75%, 2/15/2029 (a)	884,000	869,266
Sally Holdings LLC 6.75%, 3/1/2032	476,000	486,062
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	236,000	221,863
4.88%, 11/15/2031 (a)	673,000	618,032
Specialty Building Products Holdings LLC 7.75%, 10/15/2029 (a)	401,000	411,945
Staples, Inc.
10.75%, 9/1/2029 (a)	2,057,000	2,028,061
12.75%, 1/15/2030 (a)	617,520	509,654
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	442,000	433,357
Valvoline, Inc. 3.63%, 6/15/2031 (a)	421,000	366,145
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	474,000	428,691
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	638,000	642,735
White Cap Parent LLC 8.25% (Cash), 3/15/2026 (a) (b)	107,000	106,890
		30,815,883
Technology Hardware, Storage & Peripherals — 0.6%
Seagate HDD Cayman
4.88%, 6/1/2027	164,000	162,621
4.09%, 6/1/2029	1,921,000	1,815,628
8.25%, 12/15/2029	240,000	257,484
4.13%, 1/15/2031	163,000	146,952
8.50%, 7/15/2031	328,000	353,673
9.63%, 12/1/2032	177,000	202,170
Western Digital Corp. 4.75%, 2/15/2026	1,736,000	1,722,654
Xerox Corp.
4.80%, 3/1/2035	62,000	37,711
6.75%, 12/15/2039	413,000	274,778
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	1,129,000	971,947
		5,945,618
Textiles, Apparel & Luxury Goods — 0.6%
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	262,000	271,025
Crocs, Inc. 4.25%, 3/15/2029 (a)	633,000	587,787
Hanesbrands, Inc.
4.88%, 5/15/2026 (a)	949,000	936,015
9.00%, 2/15/2031 (a)	416,000	447,151

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Textiles, Apparel & Luxury Goods — continued
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	392,000	347,942
S&S Holdings LLC 8.38%, 10/1/2031 (a)	1,200,000	1,214,846
Under Armour, Inc. 3.25%, 6/15/2026	663,000	641,722
VF Corp.
6.00%, 10/15/2033	405,000	400,159
6.45%, 11/1/2037	522,000	522,000
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	565,000	497,396
		5,866,043
Trading Companies & Distributors — 1.7%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	501,000	475,269
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026 (a)	302,000	298,488
6.50%, 8/1/2030 (a)	776,000	795,226
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	102,000	99,720
Boise Cascade Co. 4.88%, 7/1/2030 (a)	231,000	220,687
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/2028 (a)	782,000	772,492
7.88%, 12/1/2030 (a)	864,000	917,416
7.00%, 5/1/2031 (a)	762,000	789,778
7.00%, 6/15/2032 (a)	242,000	249,961
5.88%, 4/15/2033 (a)	177,000	174,831
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	374,000	334,522
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	1,028,000	952,477
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	1,253,000	1,246,870
6.63%, 6/15/2029 (a)	530,000	542,853
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,573,000	1,509,912
United Rentals North America, Inc.
3.88%, 11/15/2027	308,000	297,378
4.88%, 1/15/2028	1,759,000	1,732,074
5.25%, 1/15/2030	1,813,000	1,790,795
4.00%, 7/15/2030	73,000	67,690
3.75%, 1/15/2032	1,118,000	996,998
6.13%, 3/15/2034 (a)	699,000	709,423
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	422,000	431,788
6.38%, 3/15/2029 (a)	351,000	359,336
6.63%, 3/15/2032 (a)	1,712,000	1,766,553
		17,532,537
Wireless Telecommunication Services — 1.1%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	2,464,000	705,520
6.00%, 2/15/2028 (a)	1,166,000	309,303
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	1,738,000	1,603,954
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	310,000	282,219
6.63%, 8/1/2026	1,033,000	845,524

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Millicom International Cellular SA (Guatemala) 4.50%, 4/27/2031 (a)	1,906,000	1,690,622
Rogers Communications, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (c)	585,000	576,191
United States Cellular Corp. 6.70%, 12/15/2033	432,000	467,984
Vmed O2 UK Financing I plc (United Kingdom)
4.75%, 7/15/2031 (a)	200,000	176,193
7.75%, 4/15/2032 (a)	238,000	241,528
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	2,589,000	2,706,752
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.13%, 6/4/2081 (c)	1,911,000	1,489,042
Zegona Finance plc (United Kingdom) 8.63%, 7/15/2029 (a)	622,000	660,875
		11,755,707
Total Corporate Bonds (Cost $1,034,174,428)		1,039,061,987
	SHARES
Common Stocks — 0.0% ^
Pharmaceuticals — 0.0% ^
Mallinckrodt plc ‡ *	739	57,956
Software — 0.0% ^
Cwt Travel Group, Inc. ‡ *	1,455	7,275
Specialty Retail — 0.0% ^
Rite Aid ‡	275	—
Total Common Stocks (Cost $65,231)		65,231
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (h) (i) (Cost $5,726,589)	5,726,589	5,726,589
Total Investments — 98.6% (Cost $1,039,966,248)		1,044,853,807
Other Assets in Excess of Liabilities — 1.4%		14,831,749
NET ASSETS — 100.0%		1,059,685,556

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2024.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(g)	Defaulted security.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2024.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$—	$65,231	$65,231
Corporate Bonds
Aerospace & Defense	—	22,226,356	—	22,226,356
Air Freight & Logistics	—	1,095,293	—	1,095,293
Automobile Components	—	23,835,372	—	23,835,372
Automobiles	—	4,075,642	—	4,075,642
Banks	—	7,632,539	—	7,632,539
Beverages	—	1,199,270	—	1,199,270
Biotechnology	—	895,774	—	895,774
Broadline Retail	—	15,084,597	—	15,084,597
Building Products	—	20,154,754	—	20,154,754
Capital Markets	—	11,389,575	—	11,389,575
Chemicals	—	30,878,895	—	30,878,895
Commercial Services & Supplies	—	30,109,969	—	30,109,969
Communications Equipment	—	5,123,580	—	5,123,580
Construction & Engineering	—	7,885,260	—	7,885,260
Construction Materials	—	338,750	—	338,750
Consumer Finance	—	24,778,889	—	24,778,889
Consumer Staples Distribution & Retail	—	16,450,348	71,944	16,522,292
Containers & Packaging	—	26,145,640	—	26,145,640
Distributors	—	5,214,401	—	5,214,401
Diversified Consumer Services	—	7,277,953	—	7,277,953
Diversified REITs	—	5,234,500	—	5,234,500
Diversified Telecommunication Services	—	57,639,686	17	57,639,703
Electric Utilities	—	18,967,834	—	18,967,834
Electrical Equipment	—	3,822,816	—	3,822,816
Electronic Equipment, Instruments & Components	—	2,700,610	—	2,700,610
Energy Equipment & Services	—	20,047,127	—	20,047,127
Entertainment	—	6,850,058	—	6,850,058
Financial Services	—	28,547,184	—	28,547,184
Food Products	—	16,059,019	—	16,059,019
Gas Utilities	—	4,495,985	—	4,495,985
Ground Transportation	—	10,678,593	—	10,678,593
Health Care Equipment & Supplies	—	12,587,662	—	12,587,662
Health Care Providers & Services	—	42,331,658	—	42,331,658
Health Care REITs	—	3,938,885	—	3,938,885
Health Care Technology	—	1,994,844	—	1,994,844
Hotel & Resort REITs	—	9,237,110	—	9,237,110
Hotels, Restaurants & Leisure	—	80,170,848	—	80,170,848
Household Durables	—	16,150,112	—	16,150,112
Household Products	—	2,898,025	—	2,898,025
Independent Power and Renewable Electricity Producers	—	10,414,685	—	10,414,685
Insurance	—	27,104,732	—	27,104,732
Interactive Media & Services	—	835,075	—	835,075

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
IT Services	$—	$8,080,612	$—	$8,080,612
Leisure Products	—	1,425,195	—	1,425,195
Life Sciences Tools & Services	—	1,525,450	—	1,525,450
Machinery	—	11,887,758	—	11,887,758
Media	—	72,875,392	—	72,875,392
Metals & Mining	—	26,173,439	—	26,173,439
Mortgage Real Estate Investment Trusts (REITs)	—	3,988,361	—	3,988,361
Multi-Utilities	—	557,552	—	557,552
Office REITs	—	3,573,509	—	3,573,509
Oil, Gas & Consumable Fuels	—	98,848,767	—	98,848,767
Paper & Forest Products	—	3,720,280	—	3,720,280
Passenger Airlines	—	12,758,759	—	12,758,759
Personal Care Products	—	5,349,844	—	5,349,844
Pharmaceuticals	—	17,674,814	—	17,674,814
Professional Services	—	3,866,934	—	3,866,934
Real Estate Management & Development	—	6,831,827	—	6,831,827
Retail REITs	—	1,108,158	—	1,108,158
Semiconductors & Semiconductor Equipment	—	3,765,100	—	3,765,100
Software	—	30,121,056	—	30,121,056
Specialized REITs	—	8,441,526	—	8,441,526
Specialty Retail	—	30,799,506	16,377	30,815,883
Technology Hardware, Storage & Peripherals	—	5,945,618	—	5,945,618
Textiles, Apparel & Luxury Goods	—	5,866,043	—	5,866,043
Trading Companies & Distributors	—	17,532,537	—	17,532,537
Wireless Telecommunication Services	—	11,755,707	—	11,755,707
Total Corporate Bonds	—	1,038,973,649	88,338	1,039,061,987
Short-Term Investments
Investment Companies	5,726,589	—	—	5,726,589
Total Investments in Securities	$5,726,589	$1,038,973,649	$153,569	$1,044,853,807

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	$7,787,177	$134,718,464	$136,779,052	$—	$—	$5,726,589	5,726,589	$261,037	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(b)	The rate shown is the current yield as of November 30, 2024.